Segment and geographic information	12 Months Ended
Dec. 31, 2012
Segment and geographic information

20. Segment and geographic information

The Group engages primarily in direct sales, including TV direct sales, outbound calls, Internet sales, catalogs sales, third-party bank channel sales, and direct sales through print media and radio, and distribution sales through its nationwide distribution network in the PRC.

The Group’s chief operating decision maker has been identified as the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reporting segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2010	2011	2012
Cell phones	$125,074,305	$165,957,852	$64,712,559
Fitness and wellness products	402,523	12,064,447	62,629,956
Electronic learning device and dictionary	69,534,653	62,539,448	41,345,071
Collectible products	18,039,843	33,193,655	20,427,475
Health products	12,949,887	13,347,757	10,691,723
Consumer electronics	14,034,617	24,248,963	8,489,927
Cosmetics products	26,233,187	24,857,370	7,089,145
Autocare products	9,753,122	1,188,928	452,282
Other products	17,504,140	25,600,238	27,442,076

Total gross revenues	$293,526,277	$362,998,658	$243,280,214
Less: sales taxes	(285,092)	(940,745)	(706,540)

Total revenues, net	$293,241,185	$362,057,913	$242,573,674

The gross profit by segments is as follows:

Year ended December 31, 2010	Direct sales	Distribution sales	Total
Revenue, net	$195,821,308	$97,419,877	$293,241,185
Cost of revenue	106,990,383	74,732,116	181,722,499

Gross profit	$88,830,925	$22,687,761	$111,518,686

Year ended December 31, 2011	Direct sales	Distribution sales	Total
Revenue, net	$291,524,509	$70,533,404	$362,057,913
Cost of revenue	160,359,667	45,584,141	205,943,808

Gross profit	$131,164,842	$24,949,263	$156,114,105

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2010, 2011 and 2012, no customer accounted for 10% or more of the Group’s net revenues.